Consolidated Statements of Cash Flows (Parenthetical)	Apr. 29, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $
Consolidated Statements of Cash Flows
Convenience translation to U.S. dollars	19.9785	19.9487	7.8095	615.7800	19.9487	18.8452	7.6988	573.4400	18.8452	19.6829	7.7440	609.6100